FORMIDABLE FORTRESS ETF

Schedule of InvestmentsJune 30, 2022 (unaudited)

1

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

		Shares	Fair Value
97.39%	COMMON STOCKS

9.25%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	18,283	$1,423,514
	Take-Two Interactive Software, Inc.*	5,799	710,551
			2,134,065

8.92%	CONSUMER DISCRETIONARY
	Garmin Ltd.	5,798	569,654
	Gentex Corp.	15,621	436,919
	Ollie’s Bargain Outlet Holdings, Inc.*	10,275	603,656
	Terminix Global Holdings, Inc.*	11,005	447,353
			2,057,582

6.95%	CONSUMER STAPLES
	Monster Beverage Corp.*	12,779	1,184,613
	The Boston Beer Co., Inc.*	1,379	417,796
			1,602,409

12.23%	FINANCIAL
	Erie Indemnity Co.	2,907	558,696
	First American Financial Corp.	7,901	418,121
	Houlihan Lokey, Inc.	5,692	449,270
	MarketAxess Holdings, Inc.	1,691	432,913
	The Progressive Corp.	8,269	961,437
			2,820,437

20.33%	HEALTH CARE
	ABIOMED, Inc.*	1,821	450,716
	Bio-Rad Laboratories, Inc.*	911	450,945
	Chemed Corp.	948	444,982
	Regeneron Pharmaceuticals, Inc.*	1,780	1,052,211
	United Therapeutics Corp.*	2,116	498,614
	Vertex Pharmaceuticals, Inc.*	4,399	1,239,594
	West Pharmaceutical Services, Inc.	1,826	552,128
			4,689,190

17.46%	INDUSTRIAL
	A.O. Smith Corp.	7,972	435,909
	Expeditors International of Washington, Inc.	7,729	753,268
	Fastenal Co.	10,752	536,740
	Graco, Inc.	7,075	420,326
	Landstar System, Inc.	3,090	449,348
	Robert Half International, Inc.	9,353	700,446
	Snap-on, Inc.	3,713	731,572
			4,027,609

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Shares	Fair Value
14.89%	INFORMATION TECHNOLOGY
	Amdocs Ltd.	11,180	$931,406
	Automatic Data Processing, Inc.	4,392	922,496
	Cisco Sysems, Inc.	26,267	1,120,025
	Maximus, Inc.	7,353	459,636
			3,433,563

7.36%	REAL ESTATE
	Gaming and Leisure Properties	15,731	721,424
	Public Storage	3,121	975,843
			1,697,267

97.39%	TOTAL COMMON STOCKS		22,462,122

	PURCHASED OPTIONS

0.30%	PUT PURCHASED OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	235	8,865,375	355.00	7/15/22	$49,115
	SPDR S&P 500 ETF Trust	50	1,886,250	365.00	7/15/22	19,550
						68,665

0.30%	TOTAL PURCHASED OPTIONS					68,665

97.69%	TOTAL INVESTMENTS					22,530,787
2.31%	Other assets, net of liabilities					534,410
100.00%	NET ASSETS					$23,065,197

*Non-income producing

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

QUARTERLY REPORT

-0.07%	OPTIONS WRITTEN

-0.04%	PUT OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	285	10,751,625	325.00	07/15/22	(9,405)

-0.04%	TOTAL PUT OPTIONS WRITTEN					(9,405)

-0.03%	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	ABIOMED, Inc.	3	74,253	290.00	07/15/22	(473)
	Automatic Data Processing	10	210,040	250.00	07/15/22	(350)
	Activision Blizzard Inc.	25	194,650	85.00	07/15/22	(63)
	Cisco Systems, Inc.	60	255,840	47.50	07/15/22	(180)
	First American Financial	15	79,380	65.00	07/15/22	(375)
	Monster Beverage Corp.	20	185,400	100.00	07/15/22	(300)
	Progressive Corp.	20	232,540	135.00	08/19/22	(2,000)
	Public Storage	10	312,670	380.00	07/15/22	(650)
	Regeneron Pharmaceuticals	5	295,565	775.00	07/15/22	(450)
	The Boston Beer Co.	4	121,188	420.00	07/15/22	(790)
	Take-Two Interactive Software Inc.	15	183,795	155.00	07/15/22	(150.00)
	West Pharmaceutical Services, Inc.	3	90,711	350.00	07/15/22	(682.00)

-0.03%	TOTAL CALL OPTIONS WRITTEN					(6,463)

-0.07%	TOTAL OPTIONS WRITTEN					(15,868)

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$22,462,122	$—	$—	$22,462,122
Options Purchased	—	68,665	—	68,665
Total Investments	$22,462,122	$68,665	$—	$22,530,787
Options Written	$—	$(15,868)	$—	$(15,868)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $24,265,417 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$652,890
Gross unrealized depreciation	(2,403,388)
Net unrealized appreciation	$(1,750,498)